FAIR VALUE AND RISK MANAGEMENT - Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contractual maturities
Unsecured debentures	$ 1,650,000
Unsecured term loans	535,949
Cross currency interest rate swaps	114,264	$ 30,365
Unsecured debentures, net of cross currency interest rate swap savings	182,546
Unsecured term loans, net of cross currency interest rate swap savings	31,504
Accounts payable and accrued liabilities	61,197	50,183
Distributions payable	15,422	$ 13,081
Total payments	2,590,882
2021
Contractual maturities
Unsecured debentures	250,000
Cross currency interest rate swaps	16,953
Unsecured debentures, net of cross currency interest rate swap savings	37,094
Unsecured term loans, net of cross currency interest rate swap savings	5,709
Accounts payable and accrued liabilities	57,530
Distributions payable	15,422
Total payments	382,708
2022
Contractual maturities
Unsecured debentures, net of cross currency interest rate swap savings	29,910
Unsecured term loans, net of cross currency interest rate swap savings	5,709
Accounts payable and accrued liabilities	3,218
Total payments	38,837
2023
Contractual maturities
Unsecured debentures	400,000
Cross currency interest rate swaps	36,540
Unsecured debentures, net of cross currency interest rate swap savings	29,910
Unsecured term loans, net of cross currency interest rate swap savings	5,709
Accounts payable and accrued liabilities	449
Total payments	472,608
2024
Contractual maturities
Unsecured term loans	235,949
Cross currency interest rate swaps	25,370
Unsecured debentures, net of cross currency interest rate swap savings	19,263
Unsecured term loans, net of cross currency interest rate swap savings	5,709
Total payments	286,291
2025
Contractual maturities
Unsecured debentures, net of cross currency interest rate swap savings	19,263
Unsecured term loans, net of cross currency interest rate swap savings	4,340
Total payments	23,603
Thereafter
Contractual maturities
Unsecured debentures	1,000,000
Unsecured term loans	300,000
Cross currency interest rate swaps	35,401
Unsecured debentures, net of cross currency interest rate swap savings	47,106
Unsecured term loans, net of cross currency interest rate swap savings	4,328
Total payments	$ 1,386,835